ENTITY-WIDE DISCLOSURE (Schedule of Total Revenues by Geographical Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 93,178	$ 106,527	$ 95,794
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	23,151	36,053	30,431
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	70,027	70,474	65,363
Israel [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,893	6,289	5,005
Israel [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	4,031	3,704	2,665
United states [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	13,013	19,004	18,350
United states [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	41,019	40,047	39,596
Other [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	7,245	10,760	7,076
Other [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 24,977	$ 26,723	$ 23,102